Related Party Transactions (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [text block] [Abstract]
Office sharing	$ 84,000
Occupancy costs		$ 84,000	$ 76,000
Amount of accounts payable and accrued liabilities	757,265	492,181
Long term notes amount	$ 6,220,254	$ 5,470,000